Income Taxes - Pre-tax Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Pre-tax income (loss) from PRC entities	$ (62,008)	$ 8,036	$ 6,790
Pre-tax loss from non-PRC entities	(9,836)	(10,588)	(12,166)
Total pre-tax loss	$ (71,844)	$ (2,552)	$ (5,376)